Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Current and Deferred Portion of Income Tax Expense

The following table sets forth current and deferred portion of income tax expense of the Company’s subsidiaries:

	For the fiscal years ended June 30,
	2025	2024	2023
Current income tax expense	$385,710	$1,601,933	$970,755
Deferred income tax expense	152,436	-	-
Total income tax expense	$538,146	$1,601,933	$970,755

Schedule of Income Taxes and the Provision at the Statutory Rate

Since Helport Singapore, the largest subsidiary of the Group incurred the majority of revenue and retained earnings historically, a reconciliation between the income tax expense determined at the Singaporean statutory tax rate and the actual income tax expense of the Group is as follows:

	For the fiscal years ended June 30,
	2025	2024	2023
Income before income tax expenses	$2,396,716	$8,971,052	$5,785,458
Computed income tax expense with statutory tax rate*	551,299	1,525,079	983,528
Impact of different tax rates in other jurisdictions	-	95,670	-
Effect of preferential tax rate	(13,153)	(18,816)	(12,773)
Total income tax expenses	$538,146	$1,601,933	$970,755
*	The statutory rate of Helport Singapore, which stands at 17%, is applied.